UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS RREEF Real Estate Securities Income Fund
	Shares	Value ($)
Common Stocks 92.4%
Real Estate Investment Trust (“REITs”) 92.4%
Apartments 17.6%
American Campus Communities, Inc.	4,250	145,137
AvalonBay Communities, Inc.	1,130	143,612
BRE Properties, Inc.	2,230	113,195
Camden Property Trust	5,050	310,272
Canadian Apartment Properties REIT	4,740	94,197
Colonial Properties Trust	6,210	139,663
Dundee Real Estate Investment Trust "A"	6,420	180,998
Education Realty Trust, Inc.	10,030	91,273
Equity Residential	6,700	358,919
Home Properties, Inc.	3,130	180,757

		1,758,023
Diversified 13.0%
Cole Real Estate Investment, Inc.	7,660	93,912
Digital Realty Trust, Inc.	2,560	135,936
Duke Realty Corp.	14,690	226,814
DuPont Fabros Technology, Inc.	7,320	188,636
H&R Real Estate Investment Trust (Units)	6,890	141,740
Liberty Property Trust	5,170	184,052
Retail Properties of America, Inc. "A"	6,330	87,037
Washington Real Estate Investment Trust	9,360	236,527

		1,294,654
Health Care 12.6%
Chartwell Retirement Residences	6,790	66,578
HCP, Inc.	2,230	91,318
Health Care REIT, Inc.	4,870	303,791
Healthcare Realty Trust, Inc.	6,080	140,509
Senior Housing Properties Trust	8,140	189,988
Ventas, Inc.	7,470	459,405

		1,251,589
Hotels 6.1%
Chesapeake Lodging Trust	11,670	274,712
DiamondRock Hospitality Co.	15,830	168,906
LaSalle Hotel Properties	5,930	169,124

		612,742
Industrial 3.7%
DCT Industrial Trust, Inc.	26,070	187,443
Prologis, Inc.	4,940	185,843

		373,286
Office 7.9%
Boston Properties, Inc.	2,580	275,802
Douglas Emmett, Inc.	5,990	140,585
Piedmont Office Realty Trust, Inc. "A"	5,290	91,835
Vornado Realty Trust	3,270	274,876

		783,098
Regional Malls 13.6%
CBL & Associates Properties, Inc.	8,030	153,373
Simon Property Group, Inc.	5,290	784,137
Taubman Centers, Inc.	2,880	193,853
The Macerich Co.	4,040	228,017

		1,359,380
Shopping Centers 8.0%
Federal Realty Investment Trust	1,370	138,987
Inland Real Estate Corp.	9,290	95,037
Regency Centers Corp.	4,770	230,629
RioCan Real Estate Investment Trust	8,420	198,637
Weingarten Realty Investors	4,740	139,024

		802,314
Specialty Services 4.2%
National Retail Properties, Inc.	4,230	134,599
Select Income REIT	5,620	144,996
Spirit Realty Capital, Inc.	14,870	136,506

		416,101
Storage 5.7%
Extra Space Storage, Inc.	5,250	240,188
Public Storage	2,070	332,338

		572,526

Total Common Stocks (Cost $9,438,139)		9,223,713
Preferred Stocks 4.1%
Real Estate Investment Trust (“REITs”) 4.1%
Diversified 1.8%
DuPont Fabros Technology, Inc. "A"	3,200	80,640
Retail Properties of America, Inc.	4,400	100,188

		180,828
Hotels 0.4%
Pebblebrook Hotel Trust "B"	1,560	40,279
Industrial 0.3%
STAG Industrial, Inc. "A"	1,100	29,403
Shopping Centers 0.8%
Glimcher Realty Trust "H"	3,260	78,892
Storage 0.8%
CubeSmart "A"	3,090	78,641

Total Preferred Stocks (Cost $412,128)		408,043
Cash Equivalents 2.5%
Central Cash Management Fund, 0.05% (a) (Cost $245,126)	245,126	245,126

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,095,393) †	99.0	9,876,882
Other Assets and Liabilities, Net	1.0	102,261

Net Assets	100.0	9,979,143

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $10,095,393.  At September 30, 2013, net unrealized depreciation for all securities based on tax cost was $218,511.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,204 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $222,715.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Options on Equity Securities
	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (b)

Call Options
AvalonBay Communities, Inc.	2	11/16/2013	135.0	284	(202)
Boston Properties, Inc.	5	11/16/2013	115.0	460	(412)
BRE Properties, Inc.	4	11/16/2013	55.0	188	(180)
Chesapeake Lodging Trust	22	11/16/2013	25.0	706	(660)
Equity Residential	10	11/16/2013	57.5	477	(375)
Extra Space Storage, Inc.	20	12/21/2013	50.0	892	(700)
Federal Realty Investment Trust	1	11/16/2013	110.0	52	(40)
Federal Realty Investment Trust	2	11/16/2013	105.0	354	(335)
HCP, Inc.	5	11/16/2013	45.0	136	(125)
Health Care REIT, Inc.	5	12/21/2013	70.0	136	(125)
LaSalle Hotel Properties	6	12/21/2013	30.0	373	(480)
LaSalle Hotel Properties	16	11/16/2013	30.0	534	(840)
National Retail Properties, Inc.	10	12/21/2013	35.0	221	(221)
Prologis, Inc.	5	11/16/2013	40.0	236	(213)
Prologis, Inc.	14	11/16/2013	41.0	354	(385)
Public Storage	4	12/21/2013	175.0	468	(420)
Senior Housing Properties Trust	16	12/21/2013	25.0	354	(320)
Simon Property Group, Inc.	5	11/16/2013	165.0	211	(140)
Simon Property Group, Inc.	5	10/19/2013	155.0	530	(225)
Taubman Centers, Inc.	3	12/21/2013	75.0	186	(195)
The Macerich Co.	5	11/16/2013	60.0	360	(238)
Vornado Realty Trust	7	11/16/2013	90.0	436	(315)
Total				7,948	(7,146)

(b)	Unrealized appreciation on written options on equity securities at September 30, 2013 was $802.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$9,223,713	$—	$—	$9,223,713
Preferred Stocks(c)	408,043	—	—	408,043
Short-Term Investments	245,126	—	—	245,126
Total	$9,876,882	$—	$—	$9,876,882
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(d)
Written Options	$(7,146)	$—	$—	$(7,146)
Total	$(7,146)	$—	$—	$(7,146)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$802

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Income Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013